UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                            Investment Company Act file number 811-2454

                       OPPENHEIMER MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                       (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  July 31

Date of reporting period:  August 1, 2002 - July 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  July 31, 2003


                                                      Principal            Value
                                                         Amount       See Note 1
--------------------------------------------------------------------------------
 Certificates of Deposit--8.6%
--------------------------------------------------------------------------------
 Domestic Certificates of Deposit--4.1%
 Bank of New York,
 1.29%, 8/21/03                                     $15,000,000   $   15,000,165
--------------------------------------------------------------------------------
 Citibank NA,
 1.055%, 10/30/03                                    25,000,000       25,000,000
--------------------------------------------------------------------------------
 National Bank of
 Commerce,
 Tennessee:
 1.225%, 6/14/04 1                                   10,000,000        9,998,991
 1.256%, 5/12/04 1                                   10,000,000       10,000,000
--------------------------------------------------------------------------------
 Wells Fargo Bank NA,
 1.04%, 10/27/03                                     20,000,000       19,999,275
                                                                 ---------------
                                                                      79,998,431

--------------------------------------------------------------------------------
 Yankee Certificates of Deposit--4.5%
 BNP Paribas,
 Chicago,
 1.22%, 8/25/03                                      20,000,000       20,000,000
--------------------------------------------------------------------------------
 Canadian Imperial
 Bank of Commerce,
 New York:
 1.22%, 8/14/03                                      20,000,000       20,000,000
 1.23%, 8/7/03                                       15,000,000       15,000,000
--------------------------------------------------------------------------------
 Royal Bank of
 Scotland, New York,
 1.05%, 8/13/03                                      15,000,000       15,000,000
--------------------------------------------------------------------------------
 Svenska
 Handelsbanken,
 New York,
 1.17%, 10/3/03                                      18,000,000       18,000,000
                                                                  --------------
                                                                      88,000,000
                                                                  --------------
 Total Certificates of
 Deposit (Cost $167,998,431)                                         167,998,431

--------------------------------------------------------------------------------
 Direct Bank Obligations--18.8%

 AB SPINTAB:
 0.935%, 10/27/03                                    13,400,000       13,369,722
 0.99%, 8/26/03                                       5,000,000        4,996,597
 1.21%, 8/14/03                                      17,000,000       16,992,547
--------------------------------------------------------------------------------
 Bank of New York,
 1.87%, 8/5/03                                       10,000,000       10,000,655
--------------------------------------------------------------------------------
 Bank One NA:
 1.17%, 11/6/03                                      12,500,000       12,500,979
 1.25%, 8/15/03                                      10,000,000        9,999,981
--------------------------------------------------------------------------------
 Barclays US
 Funding Corp.,
 1.145%, 11/19/03                                    13,500,000       13,452,769



                                                      Principal            Value
                                                         Amount       See Note 1
--------------------------------------------------------------------------------
 Direct Bank Obligations Continued

 BNP Paribas
 Finance, Inc.,
 1.03%, 11/14/03                                   $ 15,000,000   $   14,954,937
--------------------------------------------------------------------------------
 Credit Lyonnais
 North America, Inc.:
 1.245%, 10/10/03                                    20,000,000       19,951,584
 1.265%, 10/9/03                                     18,500,000       18,455,145
--------------------------------------------------------------------------------
 Danske Corp.,
 Series A:
 1.21%, 8/18/03                                      15,000,000       14,991,429
 1.21%, 8/20/03                                      15,000,000       14,990,342
--------------------------------------------------------------------------------
 Governor & Co.
 of the Bank
 of Ireland:
 1.15%, 11/17/03 2                                   15,000,000       14,948,250
 1.205%, 8/28/03 2                                   10,000,000        9,990,962
--------------------------------------------------------------------------------
 HBOS Treasury
 Services:
 1.03%, 10/6/03                                      10,500,000       10,480,172
 1.035%, 10/3/03                                     20,000,000       19,963,775
--------------------------------------------------------------------------------
 NATC
 California LLC,
 1.05%, 10/21/03                                     10,000,000        9,976,375
--------------------------------------------------------------------------------
 Nationwide
 Building Society,
 1.03%, 9/15/03                                      19,000,000       18,975,537
--------------------------------------------------------------------------------
 Nordea North
 America, Inc.:
 1.03%, 10/17/03                                     10,000,000        9,977,969
 1.04%, 10/21/03                                     10,000,000        9,976,600
 1.23%, 8/4/03                                       25,000,000       24,997,438
--------------------------------------------------------------------------------
 Societe General
 North America:
 1.02%, 9/3/03                                       15,000,000       14,985,975
 1.17%, 10/1/03                                      15,000,000       14,970,263
--------------------------------------------------------------------------------
 Svenska
 Handelsbanken, Inc.,
 Series S,
 1.27%, 8/12/03                                       9,000,000        8,996,508
--------------------------------------------------------------------------------
 Wells Fargo Bank NA:
 1.04%, 8/26/03                                      25,000,000       24,999,997
 1.22%, 8/15/03                                      10,000,000       10,000,000
                                                                   -------------
 Total Direct Bank
 Obligations (Cost $367,896,508)                                     367,896,508

--------------------------------------------------------------------------------
 Short-Term Notes--59.1%
--------------------------------------------------------------------------------
 Asset-Backed--16.6%
 Atlantic Asset
 Securitization Corp.,
 1.08%, 8/18/03 2                                    13,819,000       13,811,952




6  |  OPPENHEIMER MONEY MARKET FUND, INC.

                                                      Principal            Value
                                                         Amount       See Note 1
--------------------------------------------------------------------------------
 Asset-Backed Continued
 Crown Point
 Capital Co.:
 1%, 12/12/03 2                                    $ 15,600,000   $   15,542,367
 1.05%, 10/17/03 2                                   15,000,000       14,966,312
--------------------------------------------------------------------------------
 Fairway Finance Corp.:
 1.23%, 8/15/03 2                                     4,500,000        4,497,847
 1.23%, 9/25/03 2                                    12,769,000       12,745,005
--------------------------------------------------------------------------------
 GOVCO, Inc.:
 1.04%, 10/20/03 2                                   15,000,000       14,965,333
 1.20%, 9/15/03 2                                     3,000,000        2,995,500
--------------------------------------------------------------------------------
 Grampian
 Funding LLC:
 1.05%, 10/23/03 2                                   10,000,000        9,975,792
 1.08%, 9/4/03 2                                     28,000,000       27,971,440
--------------------------------------------------------------------------------
 Lexington Parker
 Capital Co. LLC:
 1.08%, 10/24/03 2                                   13,553,000       13,518,846
 1.23%, 8/21/03 2                                    15,000,000       14,989,750
 1.23%, 9/2/03 2                                     18,000,000       17,980,320
 1.23%, 9/8/03 2                                      5,900,000        5,893,835
--------------------------------------------------------------------------------
 Neptune Funding Corp.:
 1%, 9/30/03 2                                        6,449,000        6,438,467
 1.09%, 9/19/03 2                                     9,900,000        9,885,312
 1.11%, 10/29/03 2                                   11,300,000       11,268,991
 1.23%, 12/3/03 2                                     3,000,000        2,987,290
 1.31%, 8/11/03 2                                    15,000,000       14,994,542
--------------------------------------------------------------------------------
 New Center
 Asset Trust,
 1.04%, 10/8/03                                       5,800,000        5,788,606
--------------------------------------------------------------------------------
 Perry Global
 Funding LLC, Series A:
 0.95%, 9/25/03 2                                    29,000,000       28,957,772
 1.05%, 10/24/03 2                                   15,000,000       14,963,250
 1.23%, 8/27/03 2                                     4,000,000        3,996,447
 1.26%, 10/14/03 2                                   10,000,000        9,974,100
--------------------------------------------------------------------------------
 Scaldis Capital LLC:
 1.115%, 8/29/03 2                                   20,000,000       19,982,656
 1.24%, 9/16/03 2                                    11,000,000       10,982,571
--------------------------------------------------------------------------------
 Yorktown
 Capital LLC,
 1.08%, 8/22/03 2                                    14,112,000       14,103,109
                                                                  --------------
                                                                     324,177,412

--------------------------------------------------------------------------------
 Automobiles--1.3%
 BMW US
 Capital Corp.,
 1.22%, 8/19/03                                      25,000,000       24,984,750



                                                      Principal            Value
                                                         Amount       See Note 1
--------------------------------------------------------------------------------
 Capital Markets--10.5%
 Banc of America
 Securities LLC,
 1.19%, 8/1/03 1                                   $ 50,000,000     $ 50,000,000
--------------------------------------------------------------------------------
 Bear Stearns
 Cos., Inc.,
 1.04%, 9/4/03                                       15,000,000       14,985,267
--------------------------------------------------------------------------------
 Goldman Sachs
 Group LP:
 1.23%, 11/24/03                                      5,000,000        5,000,000
 1.25%, 11/24/03 3                                   15,000,000       15,000,000
 1.26%, 9/8/03 3                                     10,000,000       10,000,000
 1.28%, 9/10/03 3                                     9,250,000        9,250,000
 1.30%, 10/31/03 3                                    5,000,000        5,000,000
--------------------------------------------------------------------------------
 Morgan Stanley,
 0.875%, 12/2/03 1                                   47,000,000       47,000,000
--------------------------------------------------------------------------------
 Wachovia
 Securities LLC,
 1.29%, 3/26/04 1                                    50,000,000       50,000,000
                                                                  --------------
                                                                     206,235,267

--------------------------------------------------------------------------------
 Chemicals--2.8%
 BASF AG:
 1.23%, 8/7/03 2                                     15,000,000       14,996,925
 1.26%, 8/29/03 2                                    40,000,000       39,960,800
                                                                  --------------
                                                                      54,957,725

--------------------------------------------------------------------------------
 Commercial Banks--1.3%
 JPMorgan
 Chase Bank,
 1.03%, 10/22/03                                     25,000,000       24,941,347
--------------------------------------------------------------------------------
 Diversified Financial Services--0.8%
 General Electric
 Capital Corp.,
 1.27%, 8/7/03                                       15,000,000       14,996,825
--------------------------------------------------------------------------------
 Food Products--2.6%
 Nestle Capital Corp.:
 1.04%, 10/2/03 2                                    15,000,000       14,973,133
 1.04%, 10/28/03 2                                   25,000,000       24,936,444
 1.14%, 9/2/03 2                                     10,000,000        9,989,867
                                                                  --------------
                                                                      49,899,444

--------------------------------------------------------------------------------
 Insurance--7.2%
 General Electric
 Capital Assurance Co.,
 1.17%, 12/1/03 1,3                                  37,000,000       37,000,000
--------------------------------------------------------------------------------
 Jackson National
 Life Insurance Co.:
 1.13%, 7/30/04 1                                     2,000,000        2,000,000
 1.29%, 3/1/04 1                                     30,000,000       30,000,000




7  |  OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  Continued


                                                      Principal            Value
                                                         Amount       See Note 1
--------------------------------------------------------------------------------
 Insurance Continued
 MetLife
 Funding, Inc.,
 1.07%, 11/7/03                                    $ 15,993,000   $   15,946,416
--------------------------------------------------------------------------------
 Pacific Life
 Insurance Co.,
 1.20%, 8/1/03 1,3                                   20,000,000       20,000,000
--------------------------------------------------------------------------------
 Prudential Insurance
 Co. of America,
 1.11%, 10/1/03 1                                    25,000,000       25,000,000
--------------------------------------------------------------------------------
 United of Omaha
 Life Insurance Co.,
 1.22%, 8/1/03 1,3                                   10,000,000       10,000,000
                                                                  --------------
                                                                     139,946,416

--------------------------------------------------------------------------------
 Leasing & Factoring--3.8%
 American Honda
 Finance Corp.:
 1.239%, 2/4/04 1,4                                  10,000,000       10,000,000
 1.27%, 8/4/03 1,4                                   25,000,000       25,000,000
--------------------------------------------------------------------------------
 Volkswagen of
 America:
 1.15%, 9/12/03 2                                    15,000,000       14,979,875
 1.16%, 8/20/03 2                                    15,000,000       14,990,817
 1.24%, 8/1/03 2                                     10,000,000       10,000,000
                                                                  --------------
                                                                      74,970,692

--------------------------------------------------------------------------------
 Oil & Gas--1.3%
 Total Capital:
 1.265%, 8/6/03 2                                    15,000,000       14,997,365
 1.265%, 8/11/03 2                                   11,300,000       11,296,029
                                                                  --------------
                                                                      26,293,394

--------------------------------------------------------------------------------
 Special Purpose Financial--10.9%
 AriesOne
 Metafolio Corp.,
 1.08%, 8/8/03 2                                     10,000,000        9,997,900
--------------------------------------------------------------------------------
 Cooperative Assn. of
 Tractor Dealers, Inc.,
 Series A:
 0.95%, 12/19/03                                     17,000,000       16,937,195
 1%, 12/16/03                                         8,600,000        8,567,272
--------------------------------------------------------------------------------
 Cooperative Assn. of
 Tractor Dealers,
 Inc., Series B,
 1.27%, 8/22/03                                      11,500,000       11,491,480



                                                      Principal            Value
                                                         Amount       See Note 1
--------------------------------------------------------------------------------
 Special Purpose Financial Continued
 CORSAIR Trust,
 Series 1-1005,
 1.339%, 9/17/03 1,4                               $ 20,000,000   $   20,000,000
--------------------------------------------------------------------------------
 Independence
 Funding LLC,
 1.05%, 8/28/03 4                                    15,000,000       14,988,188
--------------------------------------------------------------------------------
 Intrepid Funding
 Master Trust--
 Series 1999A,
 1.09%, 8/27/03 4                                    31,604,000       31,579,121
--------------------------------------------------------------------------------
 K2 (USA) LLC,
 1.057%, 7/15/04 1,4                                 10,000,000        9,997,000
--------------------------------------------------------------------------------
 LINKS Finance LLC,
 1.23%, 8/6/03 2                                     20,000,000       19,996,583
--------------------------------------------------------------------------------
 Parkland (USA) LLC,
 1.09%, 2/24/04 1,4                                  20,000,000       20,000,000
--------------------------------------------------------------------------------
 RACERS, Series
 2002-31-C,
 1.10%, 9/3/03 1,3                                   20,000,000       19,973,200
--------------------------------------------------------------------------------
 RACERS, Series
 2002-36-C,
 1.10%, 10/1/03 1,3                                  20,000,000       19,971,800
--------------------------------------------------------------------------------
 RACERS, Series
 2002-42-C,
 1.12%, 11/17/03 1,3                                 10,000,000        9,985,840
                                                                  --------------
                                                                     213,485,579
                                                                  --------------
 Total Short-Term Notes
 (Cost $1,154,888,851)                                             1,154,888,851

--------------------------------------------------------------------------------
 U.S. Government Agencies--11.9%

 Federal Home
 Loan Bank:
 1.07%, 7/14/04                                      15,000,000       15,000,000
 1.23%, 7/6/04                                       12,000,000       12,000,000
--------------------------------------------------------------------------------
 Federal Home
 Loan Mortgage
 Corp.:
 1.01%, 12/31/03                                     10,000,000        9,957,355
 1.05%, 12/1/03                                      14,850,000       14,797,159
 1.06%, 11/21/03                                     10,000,000        9,967,022
 1.08%, 12/12/03                                     10,000,000        9,960,100
 1.165%, 10/9/03                                     25,000,000       24,944,417




8  |  OPPENHEIMER MONEY MARKET FUND, INC.

                                                      Principal            Value
                                                         Amount       See Note 1
--------------------------------------------------------------------------------
 U.S. Government Agencies Continued

 Federal National
 Mortgage Assn.:
 1.03%, 10/22/03                                   $ 15,000,000   $   14,964,808
 1.035%, 12/29/03                                    10,000,000        9,957,500
 1.08%, 11/19/03                                     15,000,000       14,947,750
 1.085%, 9/3/03                                      20,000,000       19,979,558
 1.14%, 11/26/03                                     20,000,000       19,925,900
 1.16%, 10/8/03                                      20,000,000       19,956,178
 1.25%, 7/7/04                                       10,000,000       10,000,000
--------------------------------------------------------------------------------
 FNMA Master
 Credit Facility:
 0.95%, 1/2/04                                       10,000,000        9,959,361
 1.19%, 9/2/03                                       10,000,000        9,989,422
 1.20%, 9/2/03                                        7,475,000        7,467,027
                                                                  --------------
 Total U.S. Government
 Agencies (Cost $233,773,557)                                        233,773,557

 -------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $1,924,557,347)                                     98.4%   1,924,557,347
--------------------------------------------------------------------------------
 Other Assets
 Net of Liabilities                                         1.6       30,810,178
                                                          ----------------------
 Net Assets                                               100.0%  $1,955,367,525
                                                          ======================





Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Represents the current interest rate for a variable or increasing rate security.
2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $544,443,756, or 27.84% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.
3. Identifies issues considered to be illiquid. See Note 4 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $131,564,309 or 6.73% of the Fund's net assets as of July 31, 2003.

See accompanying Notes to Financial Statements




9  |  OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2003


--------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $1,924,557,347)--see
 accompanying statement                                           $1,924,557,347
--------------------------------------------------------------------------------
 Cash                                                                  6,844,756
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                     33,000,000
 Shares of capital stock sold                                          4,768,973
 Interest                                                              1,409,276
 Other                                                                   109,893
                                                                  --------------
 Total assets                                                      1,970,690,245

--------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shares of capital stock redeemed                                     13,710,848
 Transfer and shareholder servicing agent fees                           456,735
 Shareholder reports                                                     443,933
 Directors' compensation                                                 379,324
 Dividends                                                               243,908
 Other                                                                    87,972
                                                                  --------------
 Total liabilities                                                    15,322,720


--------------------------------------------------------------------------------
 Net Assets                                                       $1,955,367,525
                                                                  ==============


--------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of capital stock                             $  195,530,252
--------------------------------------------------------------------------------
 Additional paid-in capital                                        1,759,837,273
                                                                  --------------
 Net Assets--applicable to 1,955,302,521 shares of
 capital stock outstanding                                        $1,955,367,525
                                                                  ==============

--------------------------------------------------------------------------------
 Net Asset Value, Redemption Price Per Share and
 Offering Price Per Share                                                  $1.00




 See accompanying Notes to Financial Statements.


10  |  OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2003


--------------------------------------------------------------------------------
 Investment Income

 Interest                                                           $31,272,795
--------------------------------------------------------------------------------
 Dividends                                                                2,322
                                                                    ------------
 Total investment income                                             31,275,117

--------------------------------------------------------------------------------
 Expenses

 Management fees                                                      8,305,548
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                        4,815,052
--------------------------------------------------------------------------------
 Shareholder reports                                                  1,073,616
--------------------------------------------------------------------------------
 Directors' compensation                                                105,941
--------------------------------------------------------------------------------
 Custodian fees and expenses                                             25,559
--------------------------------------------------------------------------------
 Other                                                                  253,252
                                                                    ------------
 Total expenses                                                      14,578,968
 Less reduction to custodian expenses                                    (9,603)
                                                                    ------------
 Net expenses                                                        14,569,365

--------------------------------------------------------------------------------
 Net Investment Income                                               16,705,752


--------------------------------------------------------------------------------
 Net Realized Gain on Investments                                       194,006

--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations               $16,899,758
                                                                    ============




 See accompanying Notes to Financial Statements.


11  |  OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended July 31,                                                     2003                2002
--------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                         $   16,705,752      $   37,733,854
--------------------------------------------------------------------------------------------------
 Net realized gain                                                    194,006             146,424
                                                               -----------------------------------
 Net increase in net assets resulting
 from operations                                                   16,899,758          37,880,278

--------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income                             (16,705,752)        (37,571,861)
--------------------------------------------------------------------------------------------------
 Distributions from net realized gain                                (183,666)           (161,993)

--------------------------------------------------------------------------------------------------
 Capital Stock Transactions

 Net decrease in net assets resulting from
 capital stock transactions                                      (138,126,578)        (34,710,037)

--------------------------------------------------------------------------------------------------
 Net Assets

 Total decrease                                                  (138,116,238)        (34,563,613)
--------------------------------------------------------------------------------------------------
 Beginning of period                                            2,093,483,763       2,128,047,376
                                                               -----------------------------------
 End of period                                                 $1,955,367,525      $2,093,483,763
                                                               ===================================



 See accompanying Notes to Financial Statements.


12  |  OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS


 Year Ended July 31                                        2003          2002        2001        2000          1999
----------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                     $1.00         $1.00       $1.00       $1.00         $1.00
----------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain                    .01           .02         .05         .05           .05
----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.01)         (.02)       (.05)       (.05)         (.05)
 Distributions from net realized gain                        -- 1          -- 1        --          --            --
                                                          ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.01)         (.02)       (.05)       (.05)         (.05)
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $1.00         $1.00       $1.00       $1.00         $1.00
                                                          ============================================================

----------------------------------------------------------------------------------------------------------------------
 Total Return 2                                            0.84%         1.88%       5.32%       5.38%         4.61%

----------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in millions)                 $1,955        $2,093      $2,128      $1,812        $1,496
----------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                        $2,014        $2,006      $1,968      $1,712         $1,371
----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                     0.83%         1.88%       5.14%       5.27%         4.51%
 Expenses, gross                                           0.72%         0.79%       0.68%       0.78%         0.78%
 Expenses, net                                             0.72% 4       0.63% 4,5   0.68% 4     0.78% 4       0.78% 4



1. Less than $0.005 per share.
2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary reimbursement of expenses.

See accompanying Notes to Financial Statements.

13  |  OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS



--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

             Undistributed Net            Undistributed        Accumulated Loss
             Investment Income            Long-Term Gain           Carryforward
            -------------------------------------------------------------------
             $664,725                                $--                    $--

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

           To (From)              From                                     Net
           Ordinary            Capital           Tax Return         Investment
           Income (Loss)         Gain 1           of Capital               Loss
          ---------------------------------------------------------------------
           $--                  $10,340                  $--                $--

1. $10,340, all of which was long-term capital gains, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended July 31, 2003 and July 31, 2002 was as follows:

                                       Year Ended            Year Ended
                                    July 31, 2003         July 31, 2002
      -----------------------------------------------------------------
      Distributions paid from:
      Ordinary income                 $16,705,752           $37,571,861
      Long-term capital gain              183,666               161,993
                                      ---------------------------------
      Total                           $16,889,418           $37,733,854
                                      =================================


14  |  OPPENHEIMER MONEY MARKET FUND, INC.

--------------------------------------------------------------------------------
Directors' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended July 31, 2003, the Fund's projected benefit obligations were increased by $32,053 and payments of $18,460 were made to retired directors, resulting in an accumulated liability of $369,614 as of July 31, 2003. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Capital Stock
 The Fund has authorized five billion shares of $.10 par value capital stock. Transactions in shares of capital stock were as follows:

                                       Year Ended July 31, 2003                 Year Ended July 31, 2002
                                     Shares              Amount                Shares             Amount
---------------------------------------------------------------------------------------------------------
 Sold                         3,243,493,493     $ 3,243,493,493         3,704,652,506    $ 3,704,652,506
 Dividends and/or
 distributions reinvested        16,688,782          16,688,782            37,188,522         37,188,522
 Redeemed                    (3,398,308,853)     (3,398,308,853)       (3,776,551,065)    (3,776,551,065)
                             ----------------------------------------------------------------------------
 Net decrease                  (138,126,578)    $  (138,126,578)          (34,710,037)   $   (34,710,037)
                             ============================================================================


15  |  OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 3. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million, and 0.375% of net assets in excess of $1.5 billion. With the addition of a new breakpoint, effective December 12, 2002, the investment advisory agreement provides for a fee at an annual rate of 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million, 0.375% of the next $1.5 billion and 0.35% of net assets in excess of $3 billion.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2003, the Fund paid $5,180,065 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 4. Illiquid Securities
 As of July 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July 31, 2003 was $156,180,840, which represents 7.99% of the Fund's net assets.


16  |  OPPENHEIMER MONEY MARKET FUND, INC.

INDEPENDENT AUDITORS' REPORT



--------------------------------------------------------------------------------
 The Board of Directors and Shareholders of
 Oppenheimer Money Market Fund, Inc.:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Money Market Fund, Inc., including the statement of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Market Fund, Inc. as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





 KPMG LLP

 Denver, Colorado
 August 21, 2003


17  |  OPPENHEIMER MONEY MARKET FUND, INC.

FEDERAL INCOME TAX INFORMATION  Unaudited

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    None of the dividends paid by the Fund during the year ended July 31, 2003 are eligible for the corporate dividend-received deduction.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


18  |  OPPENHEIMER MONEY MARKET FUND, INC.

DIRECTORS AND OFFICERS  Unaudited

----------------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with                  Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age                 Held by Director; Number of Portfolios in Fund Complex Currently Overseen by
                                             Director

INDEPENDENT DIRECTORS                        The address of each Director in the chart below is 6803 S. Tucson Way,
                                             Centennial, CO 80112-3924. Each Director serves for an indefinite term, until his or her resignation, retirement, death or removal.

Clayton K. Yeutter,                          Of Counsel (since 1993), Hogan & Hartson (a law firm). Other directorships:
Chairman of the Board of                     Weyerhaeuser Corp. (since 1999) and Danielson Holding Corp. (since 2002);
Directors (since 2003);                      formerly a director of Caterpillar, Inc. (1993-December 2002). Oversees 29
Director (since 1991)                        portfolios in the OppenheimerFunds complex.
Age: 72

Robert G. Galli,                             A trustee or director of other Oppenheimer funds. Formerly Trustee (May
Director (since 1993)                        2000-2002) of Research Foundation of AIMR (investment research, non-profit) and
Age: 69                                      Vice Chairman (October 1995-December 1997) of OppenheimerFunds, Inc. (the
                                             Manager). Oversees 39 portfolios in the OppenheimerFunds complex.

Phillip A. Griffiths,                        A director (since 1991) of the Institute for Advanced Study, Princeton, N.J., a
Director (since 1999)                        director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 64                                      Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of
                                             Arts and Sciences (since 1995), American Philosophical Society (since 1996) and
                                             Council on Foreign Relations (since 2002). Formerly a director of Bankers Trust
                                             New York Corporation (1994-1999). Oversees 29 portfolios in the OppenheimerFunds complex.

Joel W. Motley,                              Director (since 2002) Columbia Equity Financial Corp. (privately-held financial
Director (since 2002)                        adviser); Managing Director (since 2002) Carmona Motley, Inc. (privately-held
Age: 53                                      financial adviser); Formerly he held the following positions: Managing Director
                                             (January 1998-December 2001), Carmona Motley Hoffman Inc. (privately-held financial adviser); Managing Director (January 1992-December 1997), Carmona
                                             Motley & Co. (privately-held financial adviser). Oversees 29 portfolios in the
                                             OppenheimerFunds complex.

Kenneth A. Randall,                          A director of Dominion Resources, Inc. (electric utility holding company) and
Director (since 1980)                        Prime Retail, Inc. (real estate investment trust); formerly a director of
Age: 76                                      Dominion Energy, Inc. (electric power and oil & gas producer), President and
                                             Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company,
                                             American Motorists Insurance Company and American Manufacturers Mutual Insurance
                                             Company. Oversees 29 portfolios in the OppenheimerFunds complex.

Edward V. Regan,                             President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Director (since 1993)                        director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 73                                      and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                                             Chairman of Municipal Assistance Corporation for the City of New York, New York
                                             State Comptroller and Trustee of New York State and Local Retirement Fund.
                                             Oversees 29 investment companies in the OppenheimerFunds complex.

Russell S. Reynolds, Jr.,                    Chairman (since 1993) of The Directorship Search Group, Inc. (corporate
Director (since 1989)                        governance consulting and executive recruiting); a life trustee of International
Age: 71                                      House (non-profit educational organization), and a trustee (since 1996) of the
                                             Greenwich Historical Society. Oversees 31 portfolios in the OppenheimerFunds complex.





19  |  OPPENHEIMER MONEY MARKET FUND, INC.

DIRECTORS AND OFFICERS  Unaudited / Continued


Donald W. Spiro,                             Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of the Board                   (January 1969-August 1999) of the Manager. Oversees 29 portfolios in the
of Directors, Director (since                OppenheimerFunds complex.
1985) Age: 77

--------------------------------------------------------------------------------------------------------------------------------
INTERESTED                                   The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York,
DIRECTOR AND OFFICER                         NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,                              Chairman, Chief Executive Officer and director (since June 2001) and President
President and Director,                      (since September 2000) of the Manager; President and a director or trustee of
Director (since 2001)                        other Oppenheimer funds; President and a director (since July 2001) of
Age: 54                                      Oppenheimer Acquisition Corp., the Manager's parent holding company, and of
                                             Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the
                                             Manager; a director (since November 2001) of OppenheimerFunds Distributor, Inc., the Fund's distributor; Chairman and a director (since July 2001) of Shareholder
                                             Services, Inc. and of Shareholder Financial Services, Inc., transfer agent subsidiaries of the Manager; President and a director (since July 2001) of
                                             OppenheimerFunds Legacy Program, a charitable trust program established by the
                                             Manager; a director of the following investment advisory subsidiaries of the
                                             Manager: OFI Institutional Asset Management, Inc. and Centennial Asset
                                             Management Corporation (since November 2001), HarbourView Asset Management
                                             Corporation and OFI Private Investments, Inc. (since July 2001); President
                                             (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                             Asset Management, Inc.; a director (since November 2001) of Trinity Investment
                                             Management Corp. and Tremont Advisers, Inc., investment advisory affiliates of the Manager; Executive Vice President (since February 1997) of Massachusetts
                                             Mutual Life Insurance Company, the Manager's parent company; a director (since
                                             June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of David L. Babson & Company, Inc.); formerly, Chief Operating Officer
                                             (from September 2000 to June 2001) of the Manager; President and trustee (from
                                             November 1999 to November 2001) of MML Series Investment Fund and MassMutual
                                             Institutional Funds, open-end investment companies; a director (from September
                                             1999 to August 2000) of C.M. Life Insurance Company; President, Chief Executive
                                             Officer and director (from September 1999 to August 2000) of MML Bay State Life
                                             Insurance Company; a director (from June 1989 to June 1998) of Emerald Isle
                                             Bancorp and Hibernia Savings Bank, a wholly-owned subsidiary of Emerald Isle
                                             Bancorp. Oversees 73 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------------
OFFICERS                                     The address of the Officers in the chart below is as follows: for Mr. Zack, 498
                                             Seventh Avenue, New York, NY 10018, for Messrs. Weiss and Wixted and Ms. Wolf,
                                             6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Barry D. Weiss,                              Vice President of the Manager (since July 2001); an officer of 6 portfolios in
Vice President (since 2001)                  the OppenheimerFunds complex; formerly Assistant Vice President and Senior
Age: 38                                      Credit Analyst of the Manager (February 2000-June 2001). Prior to joining the
                                             Manager in February 2000, he was Associate Director, Structured Finance, Fitch
                                             IBCA Inc. (April 1998 - February 2000); and News Director, Fitch Investors
                                             Service (September 1996 - April 1998).





20  |  OPPENHEIMER MONEY MARKET FUND, INC.

Carol E. Wolf,                               Senior Vice President (since June 2000) of the Manager; an officer of 6
Vice President (since 1988)                  portfolios in the OppenheimerFunds complex; formerly Vice President of the
Age: 51                                      Manager (June 1990 - June 2000).

Brian W. Wixted,                             Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)                       (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Age: 43                                      Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
                                             Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
                                             Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                             OppenheimerFunds plc (offshore fund management subsidiaries of the Manager)
                                             (since May 2000) and OFI Institutional Asset Management, Inc. (since November
                                             2000) (offshore fund management subsidiaries of the Manager); Treasurer and
                                             Chief Financial Officer (since May 2000) of Oppenheimer Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of
                                             Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program (since April
                                             2000); formerly Principal and Chief Operating Officer (March 1995-March 1999),
                                             Bankers Trust Company-Mutual Fund Services Division. An officer of 89 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                              Senior Vice President (since May 1985) and General Counsel (since February 2002)
Secretary (since 2001)                       of the Manager; General Counsel and a director (since November 2001) of
Age: 54                                      OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
                                             (since November 2001) of HarbourView Asset Management Corporation; Vice
                                             President and a director (since November 2000) of Oppenheimer Partnership
                                             Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                             November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                             Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                             Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                             Centennial Asset Management Corporation; a director (since November 2001) of
                                             Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                             (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                             (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                             November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                             (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                             2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                             1985-November 2001), Shareholder Financial Services, Inc. (November
                                             1989-November 2001); OppenheimerFunds International Ltd. and OppenheimerFunds
                                             plc (October 1997-November 2001). An officer of 89 portfolios in the
                                             OppenheimerFunds complex.



The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge upon request.

21  |  OPPENHEIMER MONEY MARKET FUND, INC.

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Directors of the Fund has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of July 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)